Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit Gross Premiums And Interest Expense (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	¥ 109,286	¥ 107,128	¥ 331,010	¥ 327,298
Liability for Future Policy Benefit, Interest Expense	7,147	6,392	20,775	18,528
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	40,019	38,074	114,721	111,457
Liability for Future Policy Benefit, Interest Expense	3,303	3,099	9,787	9,146
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	50,774	51,678	153,508	154,992
Liability for Future Policy Benefit, Interest Expense	2,455	2,310	7,218	6,775
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	18,493	17,376	62,781	60,849
Liability for Future Policy Benefit, Interest Expense	¥ 1,389	¥ 983	¥ 3,770	¥ 2,607